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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                              ---------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kidron Capital LLC
Address:   601 Carlson Parkway
           Suite 730
           Minnetonka, MN 55305

Form 13F File Number:  028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles M. Webster
Title:     Managing Member
Phone:     (952) 404-2309

Signature, Place, and Date of Signing:

 /s/ Charles M. Webster     Minnetonka, Minnesota         November 16, 2009
------------------------   -----------------------   ---------------------------
      [Signature]              [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          6

Form 13F Information Table Value Total:   $406,675
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                       2

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
                                            TOTAL                             VOTING AUTHORITY
                                            VALUE              INVESTMENT  -----------------------
ISSUER                  CLASS     CUSIP    (x1000)   SHARES    DISCRETION    SOLE     SHARED  NONE
---------------------  -------  ---------  -------  ---------  ----------  ---------  ------  ----
AON CORP               COM      037389103  122,070  3,000,000  DEFINED     3,000,000
CH ROBINSON            COM      12541W209  115,499  1,999,978  SOLE        1,999,978
COMPASS MINERALS INTL
 INC                   COM      20451N101  73,944   1,200,000  SOLE        1,200,000
JACOBSON ENGINEERING
 GROUP INC             COM      469814107  45,950   1,000,000  SOLE        1,000,000
POLYONE CORP           COM      73179P106  20,533   3,078,500  DEFINED     3,078,500
TEEKAY LNG PARTNERS    PRTNRSP
 L P                   UNITS    Y8564M105  28,679   1,155,501  DEFINED     1,155,501